EMPLOYEE BENEFIT PLANS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Contribution Plan Disclosure [Line Items]
Amount of employer contributions into the defined contribution retirement benefits schemes	$ 30,310	$ 33,391	$ 23,409
Voluntary Defined Contribution Scheme Enrolled Employees Macau since July. 1, 2013 [Member] | Minimum [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting period of employer voluntary contribution	4 years
Voluntary Defined Contribution Scheme Enrolled Employees Macau since July. 1, 2013 [Member] | Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting period of employer voluntary contribution	10 years